UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.
Portfolio of Investments
December 31, 2006 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICES & SUPPLIES — 21.5%
Brady Corporation	515,000	$19,199,200
CDW Corporation	390,100	27,431,832
Charles River Laboratories International, Inc.*	500,000	21,625,000
CLARCOR, Inc.	350,000	11,833,500
Copart, Inc.*	230,000	6,900,000
Invitrogen Corporation*	315,000	17,825,850
Landauer, Inc.	4,500	236,115
Manpower Inc.	125,300	9,388,729
ScanSource, Inc.*	590,000	17,936,000
		$132,376,226
PRODUCER DURABLE GOODS — 11.6%
Franklin Electric Co., Inc.	98,600	$5,067,054
Graco Inc.	260,000	10,301,200
HNI Corporation	391,600	17,390,956
IDEX Corporation	282,200	13,379,102
Oshkosh Truck Corporation	165,000	7,989,300
Zebra Technologies Corporation (Class A)*	505,000	17,568,950
		$71,696,562
TECHNOLOGY — 10.3%
Cognex Corporation	815,000	$19,413,300
Maxim Integrated Products, Inc.	210,000	6,430,200
Microchip Technology Incorporated	390,000	12,753,000
Plantronics, Inc.	816,300	17,305,560
SanDisk Corporation*	175,000	7,530,250
		$63,432,310
ENERGY — 8.2%
Helix Energy Solutions Group, Inc.*	660,000	$20,704,200
Noble Corporation	305,000	23,225,750
Tidewater Inc.	135,000	6,528,600
		$50,458,550
RETAILING — 8.0%
CarMax, Inc.*	525,000	$28,155,750
O’Reilly Automotive, Inc.*	665,000	21,319,900
		$49,475,650
HEALTH CARE — 7.7%
Amsurg Corporation*	390,000	$8,970,000
Bio-Rad Laboratories, Inc.*	113,500	9,366,020
Health Management Associates, Inc.	275,000	5,805,250
Lincare Holdings Inc.*	590,000	23,505,600
		$47,646,870
TRANSPORATION — 5.1%
Heartland Express, Inc.	1,175,000	$17,648,500
Knight Transporation, Inc.	810,000	13,810,500
		$31,459,000
FINANCIAL — 3.7%
Brown & Brown, Inc.	450,000	$12,694,500
First American Corporation	250,000	10,170,000
		$22,864,500
ENTERTAINMENT — 2.5%
Carnival Corporation	315,000	$15,450,750
CONSUMER DURABLE GOODS — 2.1%
Polaris Industries Inc.	280,000	$13,112,400
TOTAL COMMON STOCKS — 80.7% (Cost$410,678,375)		$497,972,818
SHORT-TERM INVESTMENTS — 19.4% (Cost $119,822,909)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 5.27% 1/2/07	$21,891,000	$21,887,795
Toyota Motor Credit Corporation — 5.24% 1/11/07	18,000,000	17,973,800
General Electric Capital Services, Inc. — 5.23% 1/18/07	20,000,000	19,950,606
AIG Funding, Inc. — 5.25% 1/23/07	20,375,000	20,309,630
General Electric Company — 5.23% 1/30/07	22,114,000	22,020,833
Barclays U.S. Funding, Inc. — 5.215% 2/1/07	17,760,000	17,680,245
TOTAL SHORT-TERM INVESTMENTS		$119,822,909
TOTAL INVESTMENTS — 100.1% (Cost $530,501,284)(A)		$617,795,727
Other assets and liabilities, net — (0.1)%		(357,949)
TOTAL NET ASSETS — 100.0%		$617,437,778

*Non-income producing security

(A)       The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$94,698,624
Gross unrealized depreciation:	(7,404,181)
Net unrealized appreciation:	$87,294,443

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	February 27, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 27, 2007